Leases-Group as Lessee - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	$ 13,546
Lease commitments for short-term leases for which recognition exemption has been used	0
Cash outflow for leases	$ 2,976	$ 2,258